UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2017

Date of reporting period:  November 30, 2016

Item 1. Reports to Stockholders.

Semi-Annual Report

November 30, 2016

BARRETT

GROWTH FUND

Letter to	Dear Shareholders:
Shareholders
November 30, 2016	The Six Month Period in Review

After a relatively quiet summer and early fall, financial markets reacted strongly to the surprising U.S. election results in November.  The post-election bounce in the U.S. stock market, represented by the S&P 500 Index, turned a lackluster year into nearly a +10% total return through November.  The advance of +3.70%, as shown by the S&P 500 Index, was in the month of November alone.  It was the best month since March.  Bond prices moved in the opposite direction, as the 30 year US Treasury Bond produced a negative total return over the past six months.  Bond investors decided to sell bonds, pushing yields higher, based on the assumption that the new administration would increase fiscal deficits due to sizable tax cuts and increased spending.  The stock market quickly concluded that these changes would be good for economic growth and corporate profits, which translated into more positive sentiment amongst stock market participants.

Investment Outlook

Low interest rates have been at the center of changes in financial asset values for many years.  The yields on U.S. Treasury Bonds have been declining since 1981.  That trend appears to be changing.  With the recent increase in yields and with the U.S. Federal Reserve projecting further increases in short rates, investors are now concluding that the 35 year bull market in bonds is officially over.  Since low bond yields have been an important contributor to higher stock prices, stock investors are cautiously watching to see how much higher bond yields will go.  Predicting interest rates is a particularly humbling practice, but it is our expectation that fixed income yields across the maturity spectrum will work higher in 2017.  As a result, stock investors will need to assess how competitive bond yields will become compared to stock dividend yields in the New Year.

The change in administration to what markets believe is a more pro-business agenda is likely to have very different impacts on specific industries.  In the aggregate, lower corporate taxes should benefit companies across the board, most particularly companies who have been paying at the highest rate.  There are also likely to be beneficiaries to any significant infrastructure spending programs.  What is less clear is how multinationals will fare if the dollar continues to strengthen and if there are any increased trade tensions.  As a result, it will take some time to sort out what programs are actually enacted and whether positive legislative changes are offset by outside forces such as currency changes and trade constraints.

The valuation of the broader stock market has been somewhat elevated for years as a result of such low interest rates and is one reason the market has not made a substantial advance since 2013.  We continue to think that unless bond yields move substantially higher, the stock market can continue to inch higher as it has done since 2014.

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GROWTH FUND

The Portfolio

The Barrett Growth Fund (the “Fund”) remains diversified by economic sector and industry.  Relative to the S&P 500 Index, the Fund is most over-weighted in technology and consumer discretionary, and most under-weighted in consumer staples and financials.  The primary reason for the relative weighting differences is that the Fund focuses on companies with open-ended growth opportunities and these opportunities are more abundant in technology and global consumer companies.  The Fund holds companies that vary in size as measured by revenues and breadth of operations.

We are enthusiastic about the prospects of the companies in the Fund.  We expect most of the holdings to increase their dividends at healthy rates going forward.  Most of the companies in the Fund have strong balance sheets, which allow the companies to expand operations, increase dividends, and opportunistically repurchase stock.

Performance

The Fund gained +3.23% during the six month period ending November 30, 2016.  The Lipper Large-Cap Growth Fund Index gained +2.56% during this period, and the S&P 500 Index posted a total return of +6.01%.  Growth funds trailed value funds during this period, as evidenced by the performance of the Lipper Multi-Cap Value Index generating a +8.90% return for the past 6 months.  The best performing sectors in the S&P 500 Index were financials, industrials, and energy.  The worst performing sectors in the S&P 500 Index were consumer staples, health care, and utilities.

	Top Ten Holdings (Percent of Net Assets)*		Sector Weightings (Percent of Total Investments)*
1.	Facebook, Inc. – Class A	4.18%
2.	Schlumberger Ltd.	3.81%
3.	Visa, Inc. – Class A	3.51%
4.	General Electric Co.	3.10%
5.	Microsoft Corp.	3.04%
6.	JPMorgan Chase Co.	3.03%
7.	Automatic Data
	Processing, Inc.	2.90%
8.	Apple, Inc.	2.78%
9.	Berkshire Hathaway, Inc.	2.78%
10.	Time Warner, Inc.	2.78%

*	Portfolio characteristics are as of November 30, 2016, and are subject to change at any time.

In the Fund, JP Morgan Chase and First Republic Bank were standouts in the financial sector.  In the industrial sector, Tetra Tech and United Parcel Service boosted performance.  And, in the energy space, EOG Resources and Schlumberger

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outperformed the market.  Other strong performers during the period included Microsoft, Time Warner, and Dunkin Brands.  The major underperformers, relative to the S&P 500 Index, were Bristol-Myers and Gilead Sciences in health care; Mead Johnson and CVS Health Corporation in consumer staples; and Cognizant and Visa in technology.  We think the Fund outperformed due to its higher weighting in financials and energy and a lower weighting in health care.

Thank you for choosing the Barrett Growth Fund.

Robert J. Milnamow	E. Wells Beck, CFA
Lead Portfolio Manager	Portfolio Manager

Past performance is not a guarantee of future results.

The outlook, views, and opinions presented are those of the Adviser as of November 30, 2016.  These are not intended to be a forecast of future events, a guarantee of future results, or investment advice.

Diversification does not assure a profit or protect against loss in a declining market.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Foreign investments are subject to special risks not ordinarily associated with U.S. securities including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The Fund may also invest in smaller and mid-capitalization companies, which involve a higher degree of risk and volatility than investments in larger, more established companies. The Fund may also invest in derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

The S&P 500 Index is a capitalization weighted index of five hundred large capitalization stocks, which is designed to measure broad domestic securities markets.  The performance of the S&P 500 Index reflects the reinvestment of dividends and capital gains, but does not reflect the deduction of any investment advisory fees.

The Lipper Multi-Cap Value Fund Index invests in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time.

The Lipper Large-Cap Growth Fund Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends, as the 30 largest mutual funds within the Growth Funds category as reported by Lipper

An index is unmanaged. Investors cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of fund holdings, please refer to the Schedule of Investments provided in this report.

The Barrett Growth Fund is distributed by Quasar Distributors, LLC.

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GROWTH FUND

Expense Example – November 30, 2016 (Unaudited)

As a shareholder of the Barrett Growth Fund, you incur ongoing costs, including:  investment advisory fees; distribution and service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six- month period (June 1, 2016 – November 30, 2016).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees such as the $15.00 fee charged for wire redemptions. The table also does not include portfolio trading commissions and related trading costs, which are included in the Fund’s net asset value. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, which, although not charged by the Fund, may be charged by other funds.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.

	Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	June 1, 2016 to
	June 1, 2016	November 30, 2016	November 30, 2016
Actual Barrett Growth Fund Expenses	$1,000.00	$1,032.30	$6.37
Hypothetical Expenses
(5% return per year before expenses)	$1,000.00	$1,018.80	$6.33

*
Expenses are equal to the Fund’s annualized expense ratio of 1.25% (which reflects the effect of the Adviser’s fee waiver and expense limitation agreement), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

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(Unaudited)

* On March 30, 2010, the Fund changed its fiscal year end from June 30th to May 31st.

This chart assumes an initial gross investment of $10,000 made on 6/30/2006.

The S&P 500® Index is a capitalization-weighted index of five hundred large capitalization stocks, which is designed to measure broad domestic securities markets.

The Lipper Large-Cap Growth Funds Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends, of the 30 largest mutual funds within the Growth Funds category, as reported by Lipper.

		Average Annual Total Returns as of November 30, 2016

		One Year	Three Year	Five Year	Ten Year
–●–	Barrett Growth Fund	3.13%	6.34%	10.94%	3.56%
--■--	S&P 500® Index	8.06%	9.07%	14.45%	6.89%
–◆–	Lipper Large-Cap
	Growth Funds Index	-0.48%	6.52%	12.61%	6.78%

RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. IN THE ABSENCE OF FEE WAIVERS AND REIMBURSEMENTS, TOTAL RETURN WOULD BE REDUCED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

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Schedule of Investments
November 30, 2016 (Unaudited)
Shares		Value

	COMMON STOCKS - 96.31%

	Administrative and
	Support Services - 2.27%
11,500	PayPal Holdings, Inc. (a)	$451,720

	Broadcasting
	(except Internet) - 2.25%
4,500	The Walt Disney Co.	446,040

	Chemical Manufacturing - 16.01%
6,000	AbbVie, Inc.	364,800
7,500	Bristol Myers Squibb Co.	423,300
3,650	Celgene Corp. (a)	432,561
4,000	Ecolab, Inc.	466,920
4,000	Gilead Sciences, Inc.	294,800
2,000	Johnson & Johnson	222,600
5,700	Mead Johnson Nutrition Co.	410,913
3,000	Merck & Co., Inc.	183,570
7,500	Zoetis, Inc.	377,850
		3,177,314

	Clothing and Clothing
	Accessories Stores - 1.18%
3,000	The TJX Cos., Inc.	235,020

	Computer and Electronic
	Product Manufacturing - 6.54%
5,000	Apple, Inc.	552,600
5,500	Danaher Corp.	429,935
7,000	Johnson Controls
	International PLC (b)	314,860
		1,297,395

	Couriers and Messengers - 1.75%
3,000	United Parcel Service, Inc. -
	Class B	347,760

	Credit Intermediation and
	Related Activities - 9.80%
6,000	First Republic Bank	491,400
7,500	JPMorgan Chase & Co.	601,275
1,000	L-3 Communications
	Holdings, Inc.	157,770
9,000	Visa, Inc. - Class A	695,880
		1,946,325

	Data Processing, Hosting
	and Related Services - 4.85%
6,000	Automatic Data Processing, Inc.	576,120
5,000	Fidelity National Information
	Services, Inc.	385,950
		962,070

	Food Services and
	Drinking Places - 4.50%
9,000	Dunkin’ Brands Group, Inc.	488,610
7,000	Starbucks Corp.	405,790
		894,400

	General Merchandise
	Stores - 2.27%
3,000	Costco Wholesale Corp.	450,330

	Insurance Carriers and
	Related Activities - 5.29%
3,500	Berkshire Hathaway, Inc. -
	Class B (a)	551,040
6,000	Verisk Analytics, Inc. -
	Class A (a)	498,480
		1,049,520

	Machinery
	Manufacturing - 3.10%
20,000	General Electric Co.	615,200

The accompanying notes are an integral part of these financial statements.

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Schedule of Investments (Cont’d)
November 30, 2016 (Unaudited)

Shares		Value
	Miscellaneous
	Manufacturing - 4.60%
3,000	3M Co.	$515,220
3,500	Stryker Corp.	397,810
		913,030

	Motion Picture and Sound
	Recording Industries - 2.77%
6,000	Time Warner, Inc.	550,920

	Nonstore Retailers - 1.89%
500	Amazon, Inc. (a)	375,285

	Oil and Gas Extraction - 2.07%
4,000	EOG Resources	410,080

	Other Information
	Services - 8.82%
600	Alphabet, Inc. - Class A (a)	465,528
601	Alphabet, Inc. - Class C (a)	455,582
7,000	Facebook, Inc. (a)	828,940
		1,750,050

	Petroleum and Coal Products
	Manufacturing - 0.88%
2,000	Exxon Mobil Corp.	174,600

	Professional, Scientific, and
	Technical Services - 5.91%
3,000	Accenture PLC - Class A (b)	358,290
7,000	Cognizant Technology
	Solutions Corp. (a)	385,560
10,000	Tetra Tech, Inc.	428,500
		1,172,350

	Publishing Industries
	(except Internet) - 3.04%
10,000	Microsoft Corp.	602,600

	Securities, Commodity
	Contracts, and Other
	Financial Investments and
	Related Activities - 2.71%
1,000	Alibaba Group
	Holding Ltd. - ADR (a)	94,020
1,200	BlackRock, Inc.	444,948
		538,968

	Support Activities
	for Mining - 3.81%
9,000	Schlumberger Ltd. (b)	756,450
	Total Common Stocks
	(Cost $12,388,360)	19,117,427

	SHORT-TERM INVESTMENTS - 3.56%

	Money Market Funds - 3.56%
706,830	Fidelity Institutional
	Government Portfolio -
	Class I, 0.280% (c)	706,830
	Total Short-Term Investments
	(Cost $706,830)	706,830

	Total Investments
	(Cost $13,095,190) - 99.87%	19,824,257
	Other Assets in
	Excess of Liabilities - 0.13%	26,499
	Total Net Assets - 100.00%	$19,850,756

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign-issued security.
(c)	Variable rate security; the rate shown represents the rate at November 30, 2016.

The accompanying notes are an integral part of these financial statements.

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Statement of Assets and Liabilities
November 30, 2016 (Unaudited)

ASSETS
Investments, at value (cost $13,095,190)	$19,824,257
Dividends and interest receivable	19,102
Other assets	37,247
Total assets	19,880,606

LIABILITIES
Payable to affiliates	12,131
Payable to Advisor	2,863
Payable for distribution fees	1,135
Accrued expenses and other liabilities	13,721
Total liabilities	29,850

NET ASSETS	$19,850,756

NET ASSETS CONSIST OF:
Paid-in capital	$12,847,744
Accumulated net investment income	41,602
Accumulated net realized gain	232,343
Net unrealized appreciation on investments	6,729,067
Net Assets	$19,850,756

Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.001 par value)	1,218,789

Net asset value, redemption price and offering price per share	$16.29

The accompanying notes are an integral part of these financial statements.

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Statement of Operations
For the Six Months Ended November 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividend income	$154,989
Interest income	1,624
Total Investment Income	156,613

EXPENSES
Advisory fees	98,606
Administration fees	19,581
Fund accounting fees	13,908
Distribution fees	11,833
Transfer agent fees and expenses	9,099
Federal and state registration fees	9,068
Legal fees	8,860
Audit and tax fees	8,500
Chief Compliance Officer fees and expenses	6,039
Reports to shareholders	4,026
Trustees’ fees and related expenses	2,663
Custody fees	2,644
Other expenses	2,480
Total expenses	197,307
Less waivers and reimbursement by Adviser (Note 4)	(74,049)
Net expenses	123,258

Net investment income	33,355

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	317,120
Change in net unrealized appreciation on investments	271,083
Net realized and unrealized gain on investments	588,203
Net increase in net assets from operations	$621,558

The accompanying notes are an integral part of these financial statements.

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Statements of Changes in Net Assets

	Six Months Ended
	November 30, 2016	Year Ended
	(Unaudited)	May 31, 2016
FROM OPERATIONS
Net investment income	$33,355	$15,624
Net realized gain on investments	317,120	3,794
Net change in unrealized appreciation (depreciation)
on investments	271,083	(292,097)
Net increase/(decrease) in net assets from operations	621,558	(272,679)

FROM DISTRIBUTIONS
Net investment income	—	(29,568)
Net decrease in net assets resulting from distributions paid	—	(29,568)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	116,811	686,237
Net asset value of shares issued to shareholders in
payment of distributions declared	—	29,561
Cost of share redeemed	(415,512)	(415,268)
Net increase/(decrease) in net assets resulting
from capital share transactions	(298,701)	300,530

TOTAL INCREASE (DECREASE) IN NET ASSETS	322,857	(1,717)

NET ASSETS
Beginning of period	19,527,899	19,529,616
End of period	$19,850,756	$19,527,899
ACCUMULATED NET INVESTMENT INCOME	$41,602	$8,247

The accompanying notes are an integral part of these financial statements.

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Financial Highlights
Per share data for a share of capital stock outstanding for the entire period and selected information for each period are as follows:

	Six Months
	Ended
	November 30,
	2016	Years Ended May 31,
	(Unaudited)	2016	2015	2014	2013	2012
NET ASSET VALUE
Beginning of period	$15.78	$16.01	$14.11	$11.92	$10.08	$10.62

OPERATIONS
Net investment income[1]	0.03	0.01	0.02	0.03	0.05	0.01
Net realized and unrealized
gains (losses) on securities	0.48	(0.22)	1.91	2.21	1.80	(0.55)
Total from investment operations	0.51	(0.21)	1.93	2.24	1.85	(0.54)

LESS DISTRIBUTIONS
Distributions from
net investment income	—	(0.02)	(0.03)	(0.05)	(0.01)	—

NET ASSET VALUE
End of period	$16.29	$15.78	$16.01	$14.11	$11.92	$10.08

Total return[2]	3.23%	(1.28)%	13.70%	18.85%	18.41%	(5.08)%

Net assets at end of period
(000s omitted)	$19,851	$19,528	$19,530	$16,454	$14,344	$13,522

RATIO OF EXPENSES TO
AVERAGE NET ASSETS
Before expense reimbursement[3]	2.00%	2.00%	2.02%	2.43%	2.60%	2.35%
After expense reimbursement[3]	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

RATIO OF NET INVESTMENT
INCOME (LOSS) TO
AVERAGE NET ASSETS
Before expense reimbursement[3]	(0.41)%	(0.67)%	(0.65)%	(0.93)%	(0.88)%	(0.97)%
After expense reimbursement[3]	0.34%	0.08%	0.12%	0.25%	0.47%	0.13%
Portfolio turnover rate[2]	15%	34%	37%	30%	37%	19%

1	Net investment income (loss) per share is calculated using the ending balances prior to consideration or adjustment for permanent book to tax differences.
2	Not annualized for periods less than one year.
3	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

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Notes to the Financial Statements
November 30, 2016 (Unaudited)

1.	Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company.  The Barrett Growth Fund (the “Fund”) represents a distinct diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is to achieve long-term capital appreciation and to maximize after-tax returns.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.  The Fund commenced operations on December 29, 1998 as a series of The Barrett Funds.  On March 30, 2010, the Fund reorganized as a series of the Trust and changed its fiscal year end from June 30th to May 31st.  Effective April 29, 2011, Barrett Asset Management, LLC (the “Adviser”), began serving as the investment adviser to the Fund.  Prior to April 29, 2011, Barrett Associates, Inc., a wholly-owned subsidiary of Legg Mason, Inc., a financial services holding company, served as the investment adviser to the Fund.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

2.	Significant	The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial
	Accounting	statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Policies
a) Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the bid and asked prices on such day or (ii) the latest sales price on the Composite Market.  “Composite Market” means a consolidation of

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the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service.  When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.  The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s valuation committee.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Redeemable securities issued by open-end registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.  These inputs are summarized in the three broad levels listed below:

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Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of November 30, 2016:

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks(1)	$19,117,427	$—	$—	$19,117,427
Total Equity	19,117,427	—	—	19,117,427
Short-Term Investments	706,830	—	—	706,830
Total Investments in Securities	$19,824,257	$—	$—	$19,824,257

(1)	See the Schedule of Investments for industry classifications.

The Fund did not hold any investments during the year with significant unobservable inputs which would be classified as Level 3.  During the six months ended November 30, 2016, there were no transfers between levels for the Fund.  It is the Fund’s policy to record transfers between levels as of the end of the reporting period.  The Fund did not hold any financial derivative instruments during the reporting period.

b) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

As of and during the six months ended November 30, 2016, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statement of Operations.  During the year, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by U.S. taxing authorities for tax periods prior to the year ended May 31, 2013.

c) Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long- or short-term capital gains, if any, at least annually. Distributions from net

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realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. The Fund may make additional distributions if it deems it desirable at another time during the year.

d) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

e) Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

f) Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

g) Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the cost of the security lot sold with the net sales proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends and interest, net of any reclaims, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Any discount or premium on securities purchased are accreted or amortized over the expected life of the respective securities using the interest method. Payments received on securities in default are recorded as return of capital.

3.	Federal Tax	The tax character of distributions paid during the years ended May 31, 2016 and May 31, 2015 was as follows:
Matters

	May 31, 2016	May 31, 2015
Ordinary Income	$29,568	$38,048
Long-Term Capital Gain	$—	$—

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The components of accumulated earnings (losses) on a tax basis as of May 31, 2016 were as follows:

Cost basis of investments for federal
income tax purposes	$13,183,348
Gross tax unrealized appreciation	$6,541,947
Gross tax unrealized depreciation	(136,522)
Net tax unrealized appreciation (depreciation)	6,405,425
Undistributed ordinary income	20,910
Undistributed long-term capital gain	—
Total distributable earnings	20,910
Other accumulated losses	(44,881)
Total accumulated gains	$6,381,454

At May 31, 2016, the Fund had capital loss carryovers of $44,881 which will expire on May 31, 2018.

The Fund utilized $33,203 of capital loss carry forward during the year ended May 31, 2016.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended May 31, 2016, the following reclassifications were made for permanent tax differences on the Statement of Assets and Liabilities:

Accumulated Net Realized Loss	$(1,306)
Paid-In Capital	$1,306

4.	Investment	The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund.
	Adviser	Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through September 28, 2017, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses and extraordinary expenses such as litigation) do not exceed 1.25% (the “Expense Limitation Cap”) of the Fund’s average daily net assets.  For the six months ended November 30, 2016, expenses of $74,049 were waived by the Adviser.  Any such waiver is subject to later adjustment to allow the Adviser to recoup amounts waived to the extent actual fees and expenses for a fiscal period are less

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than the Expense Limitation Cap at the time of waiver; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years.  During the year ended May 31, 2016, $183,186 of previously waived expenses subject to recovery expired.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring:

May 31, 2017	$91,412
May 31, 2018	$139,051
May 31, 2019	$144,394
November 30, 2019	$74,049

5.	Distribution	The Trust adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors,
Plan
LLC (the “Distributor”) a distribution fee of up to 0.25% of the Fund’s average daily net assets for services to prospective Fund shareholders and distribution of Fund shares. During the six months ended November 30, 2016, the Fund incurred expenses of $11,833 pursuant to the 12b-1 Plan. As of November 30, 2016, the Fund owed the Distributor $1,135 in fees.

6.	Related Party	U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s administrator under an Administration Agreement.
Transactions
The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and fund accountant; coordinates the preparation and payment of the Fund’s expenses; and reviews the Fund’s expense accruals.  USBFS also serves as the fund accountant and transfer agent to the Fund. U.S. Bank, N.A. (“US Bank”), an affiliate of USBFS, serves as the Fund’s custodian.  Fees and expenses incurred for the six months ended November 30, 2016, and owed as of November 30, 2016 are as follows:

	Incurred	Owed
Administration	$19,581	$4,461
Fund Accounting	$13,908	$4,650
Transfer Agency	$9,099	$0
Custody	$2,644	$977

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of USBFS and US Bank.

Certain officers of the Fund are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and US Bank. This same Trustee is an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  For the six months ended November 30, 2016, the Fund was allocated $6,039 of the Trust’s Chief Compliance Officer fee.  At November 30, 2016, the Fund owed fees of $2,044 for the Chief Compliance Officer’s services.

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7.	Capital Share	Transactions in shares of the Fund were as follows:
Transactions

	Six Months Ended	Year Ended
	November 30, 2016	May 31, 2016
Shares Sold	7,333	43,782
Shares Reinvested	—	1,944
Shares Redeemed	(25,941)	(28,174)
Net Increase	(18,608)	17,552

8.	Investment	The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended November 30,
	Transactions	2016, were $3,138,597 and $2,700,205, respectively. For the six months ended November 30, 2016, there were no purchases or sales of U.S. government securities for the Fund.

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BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 2-3, 2016 to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the Barrett Growth Fund (the “Fund”), a series of the Trust, and Barrett Asset Management, LLC, the Fund’s investment adviser (the “Adviser”).  The Trustees also met at a prior meeting held on June 15, 2016 (the “June 15, 2016 Meeting”) to review materials related to the renewal of the Agreement.  Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Agreement.  The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Fund’s performance, as well as the management fees and other expenses of the Fund, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Fund by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, bibliographic information of the Adviser’s key management and compliance personnel, comparative fee information for the Fund and the Adviser’s other separately-managed accounts and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information.  The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information.  Based on their evaluation of the information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending August 31, 2017.

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1. NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services provided by the Adviser to the Fund and the amount of time devoted to the Fund’s affairs by the Adviser’s staff.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of Robert J. Milnamow and E. Wells Beck, the Fund’s portfolio managers, and other key personnel at the Adviser involved in the day-to-day activities of the Fund.  The Trustees reviewed the information provided by the Adviser in a due diligence summary, including the structure of the Adviser’s compliance program, and discussed the Adviser’s marketing activity and continuing commitment to the Fund.  The Trustees noted that during the course of the prior year they had met with the Adviser in person to discuss various performance, marketing and compliance issues.  The Trustees also noted any services that extended beyond portfolio management, and they considered the brokerage practices of the Adviser.  The Trustees discussed in detail the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance

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policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services provided to the Fund, as well as the Adviser’s compliance program, were satisfactory and reliable.

2. INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Trustees discussed the performance of the Fund for the year-to-date, one-year, three-year, five-year and ten-year periods ended April 30, 2016.  In assessing the quality of the portfolio management services delivered by the Adviser, the Trustees also compared the short-term and longer-term performance of the Fund on both an absolute basis and in comparison to the Fund’s benchmark index, the S&P 500 Index, and in comparison to a peer group of U.S. open-end large growth funds as constructed by data presented by Morningstar Direct (the “Morningstar Peer Group”).  The Trustees also reviewed information on the historical performance of a composite of other separately-managed equity only accounts of the Adviser that are similar to the Fund in terms of investment strategy.

The Trustees noted the Fund’s performance for each of the year-to-date, one-year and three-year periods ended April 30, 2016 was above the Morningstar Peer Group median.  The Trustees also noted the Fund’s performance for each of the five-year and ten-year periods ended April 30, 2016 was below the Morningstar Peer Group median.  The Trustees also reviewed the Fund’s performance for the quarter, one-year, three-year, five-year and since inception periods ended March 31, 2016.  The Trustees noted the Fund outperformed the S&P 500 Index for the quarter ended March 31, 2016, and noted Fund performance lagged the S&P 500 Index for the one-year, three-year, five-year and since inception periods ended March 31, 2016.  The Trustees reviewed the Fund’s performance relative to the Adviser’s composite of other separately-managed equity only accounts managed with investment strategies substantially similar to the Fund, and noted the Adviser attributed any differences to the Fund’s more growth-oriented investment strategy, specific stock selection and higher concentration of holdings in the Fund’s portfolio.

After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for the Fund was satisfactory under current market conditions.  Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3. COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to the Fund.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selections.  The Trustees considered the cost structure of the Fund relative to the Morningstar Peer Group, as well as the fee waivers and expense reimbursements previously provided by the Adviser.

The Trustees also considered the overall profitability of the Adviser, reviewing the Adviser’s financial information and noted that the Adviser has subsidized the Fund’s operations since the Fund’s inception, but began to recoup some previously waived management fees and/or expense reimbursements from the Fund during the past year.  The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Agreement, as well as the Fund’s brokerage commissions and use of soft dollars by the Adviser.  These considerations were based on materials requested by the Trustees and the Fund’s administrator specifically for the June 15, 2016 meeting and the

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August 3, 2016 meeting at which the Advisory Agreement was formally considered, as well as the presentations made by the Adviser over the course of the year.

The Trustees noted that the Fund’s contractual management fee of 1.00% fell in the fourth quartile and ranked above the Morningstar Peer Group average of 0.77%, which fell in the third quartile.  The Trustees observed that the Fund’s total expense ratio (net of fee waivers and expense reimbursements and excluding the Fund’s Rule 12b-1 fee, which had been approved but was not currently being accrued by the Fund) of 1.25% fell within the fourth quartile, above the average of 1.07% for the Morningstar Peer Group (which excludes Rule 12b-1 fees), which fell within the third quartile.  The Trustees also compared the fees paid by the Fund to the fees paid by other separately-managed accounts and a registered mutual fund of the Adviser.

The Trustees concluded that the Fund’s expenses and the management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and management fee information.  The Trustees noted, based on a profitability analysis prepared by the Adviser, that the Adviser was not realizing profits in connection with its management of the Fund and the Trustees further concluded that the Adviser had maintained adequate profit levels to support its services to the Fund from the revenues of its overall investment advisory business, despite subsidizing the Fund’s operations.

4. EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees compared the Fund’s expenses relative to the Morningstar Peer Group and discussed realized and potential economies of scale.  The Trustees also reviewed the structure of the Fund’s management fee and whether the Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders).  The Trustees reviewed all fee waivers and expense reimbursements and recoupments by the Adviser with respect to the Fund.  The Trustees noted that the Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis.  With respect to the Adviser’s fee structure and any applicable expense waivers and recoupments, the Trustees concluded that the current fee structure was reasonable and reflects a sharing of economies of scale between the Adviser and the Fund at the Fund’s current asset level.

5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its association with the Fund.  The Trustees examined the brokerage and commissions of the Adviser with respect to the Fund.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition and increased ability to obtain research or brokerage services, appear to be reasonable, and in many cases may benefit the Fund.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the continuation of the Advisory Agreement for an additional term ending August 31, 2017 as being in the best interests of the Barrett Growth Fund and its shareholders.

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NOTICE OF PRIVACY POLICY & PRACTICES

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

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Additional Information
(Unaudited)

TAX INFORMATION

The Fund designated 100.00% of its ordinary income distribution for the year ended May 31, 2016, as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended May 31, 2016, 100.00% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

INFORMATION ABOUT TRUSTEES

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-877-363-6333.

INDEPENDENT TRUSTEES

				Number of	Other
		Term of	Principal	Portfolios	Directorships
	Position(s)	Office and	Occupation(s)	in Trust	Held by Trustee
Name,	Held with	Length of	During the Past	Overseen	During the Past
Address and Age	the Trust	Time Served	Five Years	by Trustee	Five Years

Michael D. Akers, Ph.D.	Trustee	Indefinite	Professor and Chair,	37	Independent
615 E. Michigan St.		Term; Since	Department of Accounting,		Trustee, USA
Milwaukee, WI 53202		August 22,	Marquette University		MUTUALS
Age: 61		2001	(2004–Present).		(an open-end
investment
company
with one
portfolio).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/Midwest	37	Independent
615 E. Michigan St.		Term; Since	Airlines, Inc. (airline		Trustee, USA
Milwaukee, WI 53202		August 22,	company) (1986–Present).		MUTUALS
Age: 60		2001			(an open-end
investment
company
with one
portfolio).

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				Number of	Other
		Term of	Principal	Portfolios	Directorships
	Position(s)	Office and	Occupation(s)	in Trust	Held by Trustee
Name,	Held with	Length of	During the Past	Overseen	During the Past
Address and Age	the Trust	Time Served	Five Years	by Trustee	Five Years

INDEPENDENT TRUSTEES (Continued)

Jonas B. Siegel	Trustee	Indefinite	Retired (2011–Present);	37	Independent
615 E. Michigan St.		Term; Since	Managing Director, Chief		Manager,
Milwaukee, WI 53202		October 23,	Administrative Officer		Ramius IDF,
Age: 73		2009	(“CAO”) and Chief		fund complex
			Compliance Officer, (“CCO”)		(two closed-
			Granite Capital		end investment
			International Group, L.P.		companies);
			(an investment management		Independent
			firm) (1994–2011).		Trustee, Gottex
Trust (an open-
end investment
company with
one portfolio);
Independent
Trustee,
Gottex Multi-
Asset Endowment
fund complex
(three closed-
end investment
companies)
(2010–2015);
Independent
Trustee, Gottex
Multi-
Alternatives
fund complex
(three closed-
end investment
companies)
(2010–2015).

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				Number of	Other
		Term of	Principal	Portfolios	Directorships
	Position(s)	Office and	Occupation(s)	in Trust	Held by Trustee
Name,	Held with	Length of	During the Past	Overseen	During the Past
Address and Age	the Trust	Time Served	Five Years	by Trustee	Five Years

INTERESTED TRUSTEE AND OFFICERS

Joseph C. Neuberger[1]	Chairperson	Indefinite	Chief Operating Officer	37	Trustee,
615 E. Michigan St.	and	Term; Since	(2016–Present);		Buffalo Funds
Milwaukee, WI 53202	Trustee	August 22,	Executive Vice President,		(an open-end
Age: 54		2001	U.S. Bancorp Fund		investment
			Services, LLC (1994–Present).		company
with ten
portfolios);
Trustee, USA
MUTUALS
(an open-end
investment
company
with one
portfolio).

John P. Buckel	President	Indefinite	Vice President, U.S. Bancorp	N/A	N/A
615 E. Michigan St.	and Principal	Term; Since	Fund Services, LLC
Milwaukee, WI 53202	Executive	January 24,	(2004–Present).
Age: 59	Officer	2013

Jennifer A. Lima	Vice	Indefinite	Vice President, U.S. Bancorp	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Fund Services, LLC
Milwaukee, WI 53202	Treasurer	January 24,	(2002–Present).
Age: 42	and Principal	2013
Financial
and
Accounting
Officer

Anita M. Zagrodnik	Chief	Indefinite	Senior Vice President,	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	U.S. Bancorp Fund Services,
Milwaukee, WI 53202	Officer, Vice	July 1,	LLC, (January 2014–Present);
Age: 56	President and	2014	CCO (2003–2013) and Senior
	Anti-Money		Vice President, Ariel
	Laundering		Investments, LLC, (2010–2013);
	Officer		Vice President, Ariel
Investments, LLC (2003–2010).

Adam W. Smith	Secretary	Indefinite	Assistant Vice President, U.S.	N/A	N/A
615 E. Michigan St.		Term; Since	Bancorp Fund Services, LLC
Milwaukee, WI 53202		May 29,	(April 2012–Present);
Age: 35		2015	Research Associate, Vista360,
LLC (2010–2012).

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				Number of	Other
		Term of	Principal	Portfolios	Directorships
	Position(s)	Office and	Occupation(s)	in Trust	Held by Trustee
Name,	Held with	Length of	During the Past	Overseen	During the Past
Address and Age	the Trust	Time Served	Five Years	by Trustee	Five Years

INTERESTED TRUSTEE AND OFFICERS (Continued)

Cullen O. Small	Assistant	Indefinite	Assistant Vice President,	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202		January 22,	Services, LLC (2010–Present).
Age: 29		2015

Kelly A. Burns	Assistant	Indefinite	Officer, U.S. Bancorp	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Fund Services, LLC
Milwaukee, WI 53202		April 23,	(2011–Present).
Age: 29		2015

Melissa Aguinaga	Assistant	Indefinite	Officer, U.S. Bancorp	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Fund Services, LLC
Milwaukee, WI 53202		July 1,	(2010–Present).
Age: 29		2015
________

[1]
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

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A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)
Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-877-363-6333. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30, is available without charge, either upon request by calling the Fund toll free at 1-877-363-6333 or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-363-6333 to request individual copies of these documents.  Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

 (This Page Intentionally Left Blank.)

BARRETT GROWTH FUND
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

INVESTMENT ADVISER
Barrett Asset Management, LLC
90 Park Avenue, 34th Floor
New York, New York  10016

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

ADMINISTRATOR, FUND ACCOUNTANT
& TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin  53212

LEGAL COUNSEL
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin  53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio  44115

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*/s/ John Buckel
 John Buckel, President

Date   February 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
  John Buckel, President

Date  February 3, 2017

By (Signature and Title)* /s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date  February 2, 2017

* Print the name and title of each signing officer under his or her signature.